Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Development and milestone revenues	$ 391	$ 761	$ 803	$ 106	$ 1,050
Royalty revenues					36,875
Total revenues	391	761	803	106	37,925
Costs and expenses
Research and development	18,367	23,126	30,627	35,149	29,260
Selling, general and administrative	11,450	5,143	7,928	5,080	4,649
Total costs and expenses	29,817	28,269	38,555	40,229	33,909
Operating income (loss) from continuing operations	(29,426)	(27,508)	(37,752)	(40,123)	4,016
Other income (expense):
Interest income	91	29	31	107	122
Interest expense	(2,771)	(1,357)	(1,866)
Other income (expense)	(665)	30	117	542
Total other income (expense)	(3,345)	(1,298)	(1,718)	649	122
Income (loss) from continuing operations before income tax benefit	(32,771)	(28,806)	(39,470)	(39,474)	4,138
Income tax benefit			16,245	399
Income (loss) from continuing operations	(32,771)	(28,806)	(23,225)	(39,075)	4,138
Discontinued Operations:
Income (loss) from discontinued operations, net of tax		646	2,188	612	(3,678)
Gain on disposal of discontinued operations, net of tax			74,852
(Loss) income from discontinued operations		646	77,040	612	(3,678)
Net income (loss)	(32,771)	(28,160)	53,815	(38,463)	460
Cumulative dividends on Series A convertible preferred stock	(1,143)	(2,573)	(3,430)	(3,430)	(3,430)
Net income (loss) attributable to common stockholders	$ (33,914)	$ (30,733)	$ 50,385	$ (41,893)	$ (2,970)
Basic
Continuing operations (in dollars per share)	$ (2.36)	$ (19.68)	$ (16.60)	$ (26.77)	$ 0.50
Discontinued operations (in dollars per share)		$ 0.40	$ 47.99	$ 0.39	$ (2.60)
Net income (loss) (in dollars per share)	$ (2.36)	$ (19.28)	$ 31.39	$ (26.38)	$ (2.10)
Diluted
Continuing operations (in dollars per share)	$ (2.36)	$ (19.68)	$ (16.60)	$ (26.77)	$ 0.29
Discontinued operations (in dollars per share)		$ 0.40	$ 47.99	$ 0.39	$ (0.26)
Net income (loss) (in dollars per share)	$ (2.36)	$ (19.28)	$ 31.39	$ (26.38)	$ 0.03
Weighted-average number of common shares:
Basic (in shares)	14,356,546	1,594,288	1,605,324	1,587,968	1,413,374
Diluted (in shares)	14,356,546	1,594,288	1,605,324	1,587,968	14,081,186